Intangible assets (Tables)	12 Months Ended
Jun. 30, 2023
Intangible assets
Schedule of intangible assets
	Goodwill	Information systems and software	Future units to be received from barters and others	Total
Balance at June 30, 2021	476	723	7,284	8,483
Costs	476	2,788	8,373	11,637
Accumulated amortization	-	(2,065)	(1,089)	(3,154)
Net book amount at June 30, 2021	476	723	7,284	8,483
Additions	-	140	82	222
Disposals	-	-	(1,015)	(1,015)
Impairment	-	(85)	-	(85)
Amortization charges (i)	-	(319)	(2)	(321)
Balance at June 30, 2022	476	459	6,349	7,284
Costs	476	2,843	7,440	10,759
Accumulated amortization	-	(2,384)	(1,091)	(3,475)
Net book amount at June 30, 2022	476	459	6,349	7,284
Additions	-	143	1,272	1,415
Disposals	-	-	(179)	(179)
Transfers	-	-	(200)	(200)
Amortization charges (i)	-	(352)	(23)	(375)
Balance at June 30, 2023	476	250	7,219	7,945
Costs	476	2,986	8,333	11,795
Accumulated amortization	-	(2,736)	(1,114)	(3,850)
Net book amount at June 30, 2023	476	250	7,219	7,945